S000003870 [Member] Investment Objectives and Goals - BlackRock Government Money Market Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Government Money Market Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]
The investment objective of the BlackRock Government Money Market Portfolio (the “Government Money Market Portfolio” or the “Fund”), a series of BlackRock Series Fund, Inc. (the “Corporation”), is to seek to preserve capital, to maintain liquidity and achieve the highest possible current income consistent with the foregoing.